Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Deferred tax assets to be recovered	¥ 10,160	¥ 6,473
Deferred tax liabilities:
Deferred tax liabilities to be settled	(8,903)	(11,344)
Net deferred tax liabilities	1,257	(4,871)	¥ (7,768)
1 year later [member]
Deferred tax assets:
Deferred tax assets to be recovered	3,947	1,980
Deferred tax liabilities:
Deferred tax liabilities to be settled	(7,490)	(9,131)
Not later than one year [member]
Deferred tax assets:
Deferred tax assets to be recovered	6,213	4,493
Deferred tax liabilities:
Deferred tax liabilities to be settled	¥ (1,413)	¥ (2,213)